Capital Stock (Details) - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted stock - vested	10,238,300	7,787,490
Restricted stock - unvested	41,438	2,492,248
Total restricted stock	10,279,738	10,279,738